Restricted Cash	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted Cash

6. Restricted Cash

The following table provides the components of Restricted cash (dollars in thousands):

	March 31,	December 31,
	2022	2021
Reclamation and other surety bond cash collateral	$34,293	$34,293

As of March 31, 2022 and December 31, 2021, our surface management surety bonds totaled $59.3 million, of which $58.3 million secures the financial assurance requirements for the Hycroft Mine, and $1.0 million secures the financial assurance requirements for the adjacent water supply well field and exploration project, which were partially collateralized by the Restricted cash shown above.

7. Restricted Cash

The following table provides the components of Restricted cash (dollars in thousands):

	December 31, 2021	December 31, 2020
Reclamation and other surety bond cash collateral	$34,293	$39,677

As of December 31, 2021, our surface management surety bonds totaled $59.3 million, of which $58.3 million secures the financial assurance requirements for the Hycroft Mine, and $1.0 million secures the financial assurance requirements for the adjacent water supply well field and exploration project, which were partially collateralized by the Restricted cash shown above. During the year ended December 31, 2021 the Company replaced certain surety bonds with new surety bonds with lower cash collateral requirements, resulting in an approximate $5.4 million reduction in restricted cash.